Document and Entity Information	Jun. 27, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 27, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Freshpet, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36729
Entity Tax Identification Number	20-1884894
Entity Address, Address Line One	400 PLAZA DRIVE, 1ST FLOOR
Entity Address, City or Town	SECAUCUS
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	201
Local Phone Number	520-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001611647
Title of 12(b) Security	Common Stock
Trading Symbol	FRPT
Security Exchange Name	NASDAQ